UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549


                                  FORM N-CSR

            CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                             INVESTMENT COMPANIES

Investment Company Act file number 811-8211

                Dreyfus Institutional Preferred Money Market Funds
               - Dreyfus Institutional Preferred Money Market Fund
             - Dreyfus Institutional Preferred Plus Money Market Fund
                (Exact name of Registrant as specified in charter)


                           c/o The Dreyfus Corporation
                                 200 Park Avenue
                             New York, New York 10166
               (Address of principal executive offices) (Zip code)

                               Mark N. Jacobs, Esq.
                                 200 Park Avenue
                             New York, New York 10166
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 922-6000


Date of fiscal year end:   3/31


Date of reporting period:  9/30/03


                                  FORM N-CSR

ITEM 1.      REPORTS TO STOCKHOLDERS.

      Dreyfus
      Institutional Preferred
      Money Market Fund

      SEMIANNUAL REPORT September 30, 2003


      YOU, YOUR ADVISOR AND
      DREYFUS
      A MELLON FINANCIAL COMPANY(SM)

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter to Shareholders

                             5   Statement of Investments

                             9   Statement of Assets and Liabilities

                            10   Statement of Operations

                            11   Statement of Changes in Net Assets

                            12   Financial Highlights

                            13   Notes to Financial Statements

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                             Dreyfus Institutional  Preferred Money Market Fund

LETTER TO SHAREHOLDERS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Institutional Preferred Money Market Fund for the six-month period ended September 30, 2003. During the reporting period, the fund produced an annualized yield of 1.10% which, taking into account the effects of compounding, also created an annualized effective yield of 1.10% .(1)

THE ECONOMY

The U.S. economy continued to struggle when the reporting period began, as evidenced by the first quarter of 2003's annualized GDP growth rate of just 1.4%. Previous hopes of a more robust economic rebound faded as mounting war fears caused consumer confidence to fall to new lows. In fact, at its March meeting just before the start of the reporting period, the Federal Reserve Board (the "Fed") indicated that uncertainty regarding the war with Iraq was so great that it could not adequately assess prevailing economic risks.

Investors soon became more optimistic when it became clear in early April that major combat in Iraq would be over quickly. Yields on money market securities began to rise at the longer end of the curve as investors' attention returned to the prospects for the U.S. economy. In May, the economy began to show signs of sustainable improvement. A key purchasing index rose significantly, suggesting better conditions in the manufacturing sector, and consumer confidence rebounded. These encouraging signs were supported by gains in the stock market, low inflation, moderating oil prices, rising productivity and legislation enacting new tax cuts. However, at its meeting in early May, the Fed adopted a relatively cautious stance, saying economic risks were "weighted toward weakness over the foreseeable future."



Economic indicators continued to improve in June, including stronger consumer confidence and robust home sales. It was later estimated that U.S. GDP expanded at a higher than expected 3.3% annualized rate for the second quarter of 2003. Unfortunately, the unemployment rate climbed to 6.4%, its highest level in nine years, suggesting the impending recovery might be slow in creating jobs.

Because of the remote possibility that deflationary forces might derail a potential economic recovery, most investors expected the Fed to reduce interest rates further at its meeting in late June. The Fed did not disappoint them, lowering the federal funds rate another 25 basis points to 1%. However, because the Fed did not cut rates by 50 basis points as some investors had expected, yields rose in the wake of the Fed's announcement.

The ISM Manufacturing Index expanded in July, rising to a point that most analysts consider to be an indicator of economic expansion. In fact, signs of impending economic strength created a sudden shift in investor sentiment amid concerns that higher mortgage rates might constrain consumer spending and stall the economic recovery. As a result, prices of longer-term bonds plunged in July and early August, producing one of the most severe six-week declines in the history of the bond market. A rising supply of U.S. Treasury securities issued to fund the widening federal budget deficit also put downward pressure on prices. Although heightened volatility roiled the longer-term bond markets, short-term yields remained steady, anchored by the 1% federal funds rate.

The economy continued to send mixed signals in August and September. On one hand, it became clearer that business investment and consumer spending was rebounding, even as inflation remained well under control. Jobless claims dropped in September to their

                                                                The Fund

LETTER TO SHAREHOLDERS (CONTINUED)

lowest level in eight months, and sales at department stores rose more than expected as consumers spent their tax refunds. On the other hand, consumer sentiment declined toward the end of the reporting period, and new data suggested that businesses still were not confident that the economic recovery is sustainable.

In our view, the lack of convincing evidence of a sustainable surge in economic activity makes it likely that the Fed will keep short-term interest rates at current levels for the foreseeable future. Indeed, although it recently acknowledged the upturn in the economy, the Fed has repeatedly reaffirmed its commitment to keeping short-term interest rates at the benchmark rate of 1%

MARKET ENVIRONMENT/PORTFOLIO FOCUS

The recent economic improvement has led to a steepening of the yield curve and, as has been the case for some time now, we generally have maintained the fund's weighted average maturity toward the long end of its range. This strategy is designed to capture higher yields at the longer end of the curve. We are prepared to adjust our strategies as economic and market conditions evolve.



/s/PATRICIA A. LARKIN
Patricia A. Larkin
Senior Portfolio Manager

October 15, 2003

New York, N.Y.

(1) ANNUALIZED EFFECTIVE YIELD IS BASED UPON DIVIDENDS DECLARED DAILY AND REINVESTED MONTHLY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS FLUCTUATE. AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR THE U.S. GOVERNMENT. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.



STATEMENT OF INVESTMENTS

September 30, 2003 (Unaudited)

                                                                                             Principal
NEGOTIABLE BANK CERTIFICATES OF DEPOSIT--27.2%                                              Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

BNP Paribas (London)

   1.04%, 12/15/2003                                                                         75,000,000               74,998,426

BNP Paribas (Yankee)

   1.05%--1.06%, 3/10/2004--6/7/2004                                                        350,000,000  (a)         349,975,065

Barclays Bank PLC (Yankee)

   1.04%, 12/22/2003                                                                        150,000,000              150,000,000

Credit Agricole Indosuez S.A. (Yankee)

   1.05%, 10/22/2003                                                                        200,000,000  (a)         200,000,000

HBOS Treasury Services PLC (London)

   1.04%, 1/16/2004                                                                         175,000,000              175,005,172

ING Bank N.V. (London)

   1.05%, 1/7/2004                                                                          155,000,000              155,000,000

KBC Bank N.V. (Yankee)

   1.05%, 1/5/2004                                                                          100,000,000              100,000,000

Landesbank Hessen-Thuringen
   Girozentrale (London)

   1.04%, 1/5/2004                                                                          250,000,000              250,000,000

Natexis Banques Populares (Yankee)

   1.08%, 12/12/2003                                                                        300,000,000              299,997,008

Nordea Bank Finland PLC (Yankee)

   1.06%, 1/14/2004                                                                         200,000,000  (a)         200,000,000

Swedbank (Yankee)

   1.09%, 1/21/2004--1/22/2004                                                              240,000,000  (a)         239,996,253

UniCredito Italiano SpA (London)

   1.04%, 10/14/2003                                                                        150,000,000              150,000,270

Wells Fargo Bank N.A.

   1.06%, 10/16/2003                                                                        243,000,000              243,000,000

Westdeutsche Landesbank Girozentrale (Yankee)

   1.07%--1.08%, 3/8/2004--10/4/2004                                                        450,000,000  (a)         449,954,310

TOTAL NEGOTIABLE BANK CERTIFICATES OF DEPOSIT
   (cost $3,037,926,504)                                                                                           3,037,926,504

COMMERCIAL PAPER--22.0%
------------------------------------------------------------------------------------------------------------------------------------

Citigroup Global Markets Holdings Inc.

   1.06%, 11/7/2003                                                                         200,000,000              199,782,110

Depfa Bank PLC

   1.04%, 10/3/2003                                                                          97,000,000               96,994,423

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                             Principal
COMMERCIAL PAPER (CONTINUED)                                                                Amount ($)                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Deutsche Bank Financial Inc.

   1.15%, 10/1/2003                                                                         200,000,000              200,000,000

FCAR Owner Trust

   1.01%--1.03%, 10/7/2003--12/9/2003                                                       233,258,000              233,043,457

General Electric Capital Corp.

   1.04%--1.12%, 10/7/2003--12/12/2003                                                      550,000,000              549,341,111

General Electric Capital Services Inc.

   1.04%--1.06%, 11/12/2003--12/12/2003                                                     100,000,000               99,834,167

Hamburgische Landesbank Girozentrale

   1.26%, 10/31/2003                                                                        200,000,000              199,791,667

J.P. Morgan Chase & Co.

   1.10%, 1/22/2004                                                                         300,000,000              298,964,167

Natexis Banques Populaires

   1.03%, 10/17/2003                                                                        100,000,000               99,954,222

Svenska Handelsbanken Inc.

   1.03%, 10/1/2003                                                                         290,000,000              290,000,000

UBS Finance Delaware LLC

   1.11%, 10/1/2003                                                                         200,000,000              200,000,000

TOTAL COMMERCIAL PAPER
   (cost $2,467,705,324)                                                                                           2,467,705,324

PROMISSORY NOTES--1.3%
------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs Group Inc.

  1.82%--1.95%, 10/10/2003--10/15/2003
   (cost $150,000,000)                                                                      150,000,000  (b)         150,000,000
------------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM BANK NOTES--7.6%
------------------------------------------------------------------------------------------------------------------------------------

BNP Paribas

   1.06%, 6/16/2004                                                                          50,000,000  (a)          49,992,867

Bank One N.A.

   1.05%, 1/12/2004                                                                         300,000,000  (a)         299,995,765

National City Bank

   1.45%, 11/10/2003                                                                        100,000,000              100,001,095

National City Bank

   1.06%, 1/20/2004                                                                         300,000,000  (a)         300,003,083


                                                                                              Principal
SHORT-TERM BANK NOTES (CONTINUED)                                                            Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Rabobank Nederland

   1.05%, 1/23/2004                                                                         100,000,000  (a)          99,996,087

TOTAL SHORT-TERM BANK NOTES
   (cost $849,988,897)                                                                                               849,988,897

U.S. GOVERNMENT AGENCIES--13.4%
------------------------------------------------------------------------------------------------------------------------------------

Federal Home Loan Mortgage Corporation,
  Discount Notes

   1.06%--1.14%, 11/14/2003--3/1/2004                                                       300,000,000              299,011,000

Federal National Mortgage Association,
   Discount Notes

   1.05%--1.08%, 12/17/2003--12/31/2003                                                     400,000,000              398,992,625

Federal National Mortgage Association,
   Floating Rate Notes

   1.01%, 6/17/2004                                                                         100,000,000  (a)          99,978,488

Federal National Mortgage Association, Notes

   1.15%--1.42%, 7/27/2004--9/3/2004                                                        700,000,000              700,000,000

TOTAL U.S. GOVERNMENT AGENCIES
   (cost $1,497,982,113)                                                                                           1,497,982,113

TIME DEPOSITS--31.1%
------------------------------------------------------------------------------------------------------------------------------------

Branch Banking & Trust Co. (Grand Cayman)

   1.09%, 10/1/2003                                                                         300,000,000              300,000,000

Dexia Bank Belgium (Grand Cayman)

   1.09%, 10/1/2003                                                                         250,000,000              250,000,000

Fifth Third Bank (Grand Cayman)

   1.09%, 10/1/2003                                                                         400,000,000              400,000,000

Fortis Bank (Grand Cayman)

   1.15%, 10/1/2003                                                                         400,000,000              400,000,000

HSBC Bank USA (Grand Cayman)

   1.13%, 10/1/2003                                                                         200,000,000              200,000,000

M&T Bank (Grand Cayman)

   1.09%, 10/1/2003                                                                         200,000,000              200,000,000

Rabobank Nederland (Grand Cayman)

   1.13%, 10/1/2003                                                                         350,000,000              350,000,000

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                              Principal
TIME DEPOSITS (CONTINUED)                                                                    Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Regions Bank (Grand Cayman)

   1.06%, 10/1/2003                                                                         450,000,000              450,000,000

Societe Generale (Grand Cayman)

   1.13%, 10/1/2003                                                                         450,000,000              450,000,000

South Trust Bank (Grand Cayman)

   1.06%, 10/1/2003                                                                         200,000,000              200,000,000

Sun Trust Bank (Grand Cayman)

   1.13%, 10/1/2003                                                                         285,000,000              285,000,000

TOTAL TIME DEPOSITS

   (cost $3,485,000,000)                                                                                           3,485,000,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $11,488,602,838)                                                         102.6%           11,488,602,838

LIABILITIES, LESS CASH AND RECEIVABLES                                                           (2.6%)            (291,120,010)

NET ASSETS                                                                                       100.0%           11,197,482,828

(A)  VARIABLE INTEREST RATE--SUBJECT TO PERIODIC CHANGE.

(B)  THESE NOTES WERE ACQUIRED FOR INVESTMENT, NOT WITH THE INTENT TO DISTRIBUTE
     OR SELL. SECURITIES RESTRICTED AS TO PUBLIC RESALE. THESE SECURITIES WERE
     ACQUIRED BETWEEN 10/15/2002 AND 10/16/2002 AT A COST OF $150,000,000. AT
     SEPTEMBER 30, 2003, THE AGGREGATE VALUE OF THESE SECURITIES WERE
     $150,000,000 REPRESENTING 1.3% OF NET ASSETS AND IS VALUED AT AMORTIZED
     COST.



SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF ASSETS AND LIABILITIES

September 30, 2003 (Unaudited)

                                                           Cost           Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of
Investments                                      11,488,602,838  11,488,602,838

Interest receivable                                                  12,145,574

                                                                 11,500,748,412

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                           933,830

Payable for investment securities purchased                         299,954,310

Cash overdraft due to Custodian                                       2,180,808

Payable for shares of Beneficial Interest redeemed                      196,636

                                                                    303,265,584

NET ASSETS ($)                                                   11,197,482,828

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                  11,197,506,393

Accumulated net realized gain (loss) on investments                    (23,565)

NET ASSETS ($)                                                   11,197,482,828

SHARES OUTSTANDING

(unlimited number of $.001 par value shares of
  Beneficial Interest authorized)                                11,197,506,393

NET ASSET VALUE, offering and redemption price per share ($)               1.00

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF OPERATIONS

Six Months Ended September 30, 2003 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                     65,623,478

EXPENSES:

MANAGEMENT FEE--NOTE 2(A)                                            5,496,271

INVESTMENT INCOME--NET                                              60,127,207

NET REALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 1(B) ($)                (30,702)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                60,096,505

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF CHANGES IN NET ASSETS

                                        Six Months Ended
                                       September 30, 2003           Year Ended
                                              (Unaudited)       March 31, 2003
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                         60,127,207          173,999,067

Net realized gain (loss) from investments        (30,702)                8,312

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                  60,096,505           174,007,379

DIVIDENDS TO SHAREHOLDERS FROM ($):

INVESTMENT INCOME--NET                       (60,127,207)        (173,999,067)

BENEFICIAL INTEREST TRANSACTIONS ($1.00 per share):

Net proceeds from shares sold              25,349,426,783      63,655,207,111

Dividends reinvested                           43,807,359         123,402,479

Cost of shares redeemed                  (23,780,474,093)     (63,998,635,536)

INCREASE (DECREASE) IN NET ASSETS
   FROM BENEFICIAL INTEREST TRANSACTIONS   1,612,760,049         (220,025,946)

TOTAL INCREASE (DECREASE) IN NET ASSETS    1,612,729,347         (220,017,634)
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                         9,584,753,481        9,804,771,115

END OF PERIOD                              11,197,482,828        9,584,753,481

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.




                                Six Months Ended                                      Year Ended March 31,
                              September 30, 2003     -------------------------------------------------------------------------------
                                 (Unaudited)            2003             2002             2001            2000             1999
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA ($):

Net asset value,
   beginning of period                  1.00            1.00             1.00             1.00             1.00             1.00

Investment Operations:

Investment income--net                   .006            .017             .033             .063             .054             .053

Distributions:

Dividends from
   investment
   income--net                          (.006)          (.017)           (.033)           (.063)            (.054)          (.053)

Net asset value,
   end of period                        1.00             1.00             1.00             1.00              1.00            1.00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                        1.10(a)          1.67             3.30             6.51              5.48            5.48
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/
   SUPPLEMENTAL DATA (%):

Ratio of expenses
   to average net assets                 .10(a)           .10              .10              .10               .10             .10

Ratio of net
   investment income to
   average net assets                   1.09(a)          1.65             3.23             6.28              5.43            5.31
------------------------------------------------------------------------------------------------------------------------------------

Net Assets,
   end of period
   ($ x 1,000)                    11,197,483        9,584,753        9,804,771        8,854,953         4,430,839        1,999,406

(A) ANNUALIZED.



SEE NOTES TO FINANCIAL STATEMENTS.


NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

Dreyfus Institutional Preferred Money Market Fund (the "fund") is a separate diversified series of Dreyfus Institutional Preferred Money Market Funds (the "Company"), which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund's investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation. Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

It is the fund's policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(A) PORTFOLIO VALUATION: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the fund's Board of Trustees to represent the fair value of the fund's investments.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of discount and premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, the fund received net earnings credits of $27,887 during the period ended September 30, 2003, based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

(C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the fund to declare dividends daily from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that a net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain.

(D) FEDERAL INCOME TAXES: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The tax character of distributions paid to shareholders during the fiscal year ended March 31, 2003 was all ordinary income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At September 30, 2003, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).


NOTE 2--MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10 of 1% of the value of the fund's average daily net assets and is payable monthly. The Manager has agreed to pay all of the fund' s expenses except the management fee, taxes, interest, brokerage fees and commissions and extraordinary expenses.

(b) Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Each Board member who was not an "affiliated person" as defined in the Act received an annual fee of $60,000, an attendance fee of $7,500 for each in-person meeting. The Chairman of the Board receives an additional 25% of such compensation. Subject to the Company's Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status. These fees are allocated among the funds in the Fund Group in proportion to each fund's relative net assets.

                                                             The Fund

NOTES

                  For More Information

                        DREYFUS INSTITUTIONAL
                        PREFERRED MONEY MARKET FUND

                        200 Park Avenue
                        New York, NY 10166

                        MANAGER

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        CUSTODIAN

                        The Bank of New York
                        100 Church Street
                        New York, NY 10286

                        TRANSFER AGENT &
                        DIVIDEND DISBURSING AGENT

                        Dreyfus Transfer, Inc.
                        200 Park Avenue
                        New York, NY 10166

                        DISTRIBUTOR

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE
Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request
to info@dreyfus.com

ON THE INTERNET  Information
can be viewed online or
downloaded from:

http://www.dreyfus.com

(c) 2003 Dreyfus Service Corporation                                  194SA0903


      Dreyfus
      Institutional Preferred
      Plus Money Market Fund

      SEMIANNUAL REPORT September 30, 2003

      YOU, YOUR ADVISOR AND
      DREYFUS
      A MELLON FINANCIAL COMPANY(SM)



The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter to Shareholders

                             5   Statement of Investments

                             6   Statement of Assets and Liabilities

                             7   Statement of Operations

                             8   Statement of Changes in Net Assets

                             9   Financial Highlights

                            10   Notes to Financial Statements

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                          Dreyfus Institutional
                                               Preferred Plus Money Market Fund

LETTER TO SHAREHOLDERS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Institutional Preferred Plus Money Market Fund for the six-month period ended September 30, 2003. During the reporting period, the fund produced an annualized yield of 1.14% which, taking into account the effects of compounding, created an annualized effective yield of 1.15% .(1)

THE ECONOMY

The U.S. economy continued to struggle when the reporting period began, as evidenced by the first quarter of 2003's annualized GDP growth rate of just 1.4%. Previous hopes of a more robust economic rebound faded as mounting war fears caused consumer confidence to fall to new lows. In fact, at its March meeting just before the start of the reporting period, the Federal Reserve Board (the " Fed") indicated that uncertainty regarding the war with Iraq was so great that it could not adequately assess prevailing economic risks.

Investors soon became more optimistic when it became clear in early April that major combat in Iraq would be over quickly. Yields on money market securities began to rise at the longer end of the curve as investors' attention returned to the prospects for the U.S. economy. In May, the economy began to show signs of sustainable improvement. A key purchasing index rose significantly, suggesting better conditions in the manufacturing sector, and consumer confidence rebounded. These encouraging signs were supported by gains in the stock market, low inflation, moderating oil prices, rising productivity and legislation enacting new tax cuts. However, at its meeting in early May, the Fed adopted a relatively cautious stance, saying economic risks were "weighted toward weakness over the foreseeable future."

Economic indicators continued to improve in June, including stronger consumer confidence and robust home sales. It was later estimated that U.S. GDP expanded at a higher than expected 3.3% annualized rate for the second quarter of 2003. Unfortunately, the unemployment rate climbed to 6.4%, its highest level in nine years, suggesting that the impending recovery might be slow in creating jobs.

Because of the remote possibility that deflationary forces might derail a potential economic recovery, most investors expected the Fed to reduce interest rates further at its meeting in late June. The Fed did not disappoint them, lowering the federal funds rate another 25 basis points to 1%. However, because the Fed did not cut rates by 50 basis points as some investors had expected, yields rose in the wake of the Fed's announcement.

The ISM Manufacturing Index expanded in July, rising to a point that most analysts consider to be an indicator of economic expansion. In fact, signs of impending economic strength created a sudden shift in investor sentiment amid concerns that higher mortgage rates might constrain consumer spending and stall the economic recovery. As a result, prices of longer-term bonds plunged in July and early August, producing one of the most severe six-week declines in the history of the bond market. A rising supply of U.S. Treasury securities issued to fund the widening federal budget deficit also put downward pressure on prices. Although heightened volatility roiled the longer-term bond markets, short-term yields remained steady, anchored by the 1% federal funds rate.

The economy continued to send mixed signals in August and September. On one hand, it became clearer that business investment and consumer spending was rebounding, even as inflation remained well under control. Jobless claims dropped in September to their lowest level in eight months, and sales at department stores rose more

                                                                    The Fund

LETTER TO SHAREHOLDERS (CONTINUED)

than expected as consumers spent their tax refunds. On the other hand, consumer sentiment declined toward the end of the reporting period, and new data suggested that businesses still were not confident that the economic recovery is sustainable.

In our view, the lack of convincing evidence of a sustainable surge in economic activity makes it likely that the Fed will keep short-term interest rates at current levels for the foreseeable future. Indeed, although it recently acknowledged the upturn in the economy, the Fed has repeatedly reaffirmed its commitment to keeping short-term interest rates at the benchmark rate of 1%

Market Environment/Portfolio Focus

As has been the case for some time now, we generally have maintained the fund's weighted average maturity toward the shorter end of its range. We are prepared to adjust our strategies as economic and market conditions evolve.


/S/PATRICIA A. LARKIN
Patricia A. Larkin
Senior Portfolio Manager

October 15, 2003

New York, N.Y.

(1) ANNUALIZED EFFECTIVE YIELD IS BASED UPON DIVIDENDS DECLARED DAILY AND REINVESTED MONTHLY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS FLUCTUATE. AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR THE U.S. GOVERNMENT. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. YIELD PROVIDED REFLECTS THE ABSORPTION OF FUND EXPENSES BY THE DREYFUS CORPORATION PURSUANT TO AN UNDERTAKING IN EFFECT THAT MAY BE EXTENDED, TERMINATED OR MODIFIED AT ANY TIME. HAD THESE EXPENSES NOT BEEN ABSORBED, THE FUND'S YIELD WOULD HAVE BEEN LOWER.



STATEMENT OF INVESTMENTS

September 30, 2003 (Unaudited)

                                                                                            Principal
NEGOTIABLE BANK CERTIFICATES OF DEPOSIT--14.9%                                             Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

ING Bank N.V. (London)

   1.04%, 10/15/2003                                                                         10,000,000               10,000,000

Natexis Banques Populaires (Yankee)

   1.06%, 10/21/2003                                                                          5,000,000                5,000,000

Toronto-Dominion Bank (Yankee)

   1.11%, 1/20/2004                                                                           5,000,000                4,999,999

TOTAL NEGOTIABLE BANK CERTIFICATES OF DEPOSIT
   (cost $19,999,999)                                                                                                 19,999,999
------------------------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER--11.2%

CBA (Delaware) Finance Inc.

   1.06%, 10/15/2003                                                                          5,000,000                4,997,939

HBOS Treasury Services PLC

   1.07%, 11/20/2003                                                                          5,000,000                4,992,569

Nordea North America Inc.

   1.07%, 10/2/2003                                                                           5,000,000                4,999,852

TOTAL COMMERCIAL PAPER
   (cost $14,990,360)                                                                                                 14,990,360
------------------------------------------------------------------------------------------------------------------------------------

PROMISSORY NOTES--7.4%

Goldman Sachs Group Inc.

  1.70%, 11/24/2003

   (cost $10,000,000)                                                                        10,000,000  (a)          10,000,000
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCIES--66.4%

Federal Home Loan Banks, Discount Notes

   1.00%, 10/1/2003                                                                          79,161,000               79,161,000

Federal Home Loan Mortgage Corp., Discount Notes

   1.08%, 11/20/2003                                                                         10,000,000                9,985,070

TOTAL U.S. GOVERNMENT AGENCIES

   (cost $89,146,070)                                                                                                 89,146,070
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $134,136,429)                                                             99.9%              134,136,429

CASH AND RECEIVABLES (NET)                                                                          .1%                   81,901

NET ASSETS                                                                                       100.0%              134,218,330

(A)  THESE  NOTES  WERE  ACQUIRED  FOR  INVESTMENT,  AND NOT WITH THE  INTENT TO
     DISTRIBUTE  OR SELL.  SECURITIES  RESTRICTED  AS TO  PUBLIC  RESALE.  THESE
     SECURITIES  WERE  ACQUIRED  ON  11/24/2002  AT A COST  OF  $10,000,000.  AT
     SEPTEMBER  30,  2003,  THE  AGGREGATE   VALUE  OF  THESE   SECURITIES  WERE
     $10,000,000  REPRESENTING  7.4% OF NET ASSETS  AND ARE VALUED AT  AMORTIZED
     COST.



SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2003 (Unaudited)

                                                             Cost        Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of
Investments                                           134,136,429   134,136,429

Interest receivable                                                     191,504

                                                                    134,327,933
--------------------------------------------------------------------------------

LIABILITIES ($):

Cash overdraft due to Custodian                                         109,603
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      134,218,330
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                     134,222,740

Accumulated net realized gain (loss) on investments                     (4,410)
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      134,218,330
--------------------------------------------------------------------------------

SHARES OUTSTANDING

(unlimited number of $.001 par value shares of Beneficial Interest authorized) 134,222,740

NET ASSET VALUE, offering and redemption price per share ($)               1.00

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF OPERATIONS

Six Months Ended September 30, 2003 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                      1,400,895

EXPENSES:

MANAGEMENT FEE--NOTE 2(A)                                              120,326

Less--reduction in management fee due to
  undertaking--Note 2(a)                                             (120,326)

NET EXPENSES                                                                --

INVESTMENT INCOME--NET                                               1,400,895
--------------------------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 1(B) ($)                       (627)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 1,400,268

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF CHANGES IN NET ASSETS

                                         Six Months Ended
                                       September 30, 2003           Year Ended
                                              (Unaudited)       March 31, 2003
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                          1,400,895           2,925,670

Net realized gain (loss) from investments           (627)              (3,783)

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                   1,400,268            2,921,887
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

INVESTMENT INCOME--NET                        (1,400,895)          (2,925,670)
--------------------------------------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS ($1.00 per share):

Net proceeds from shares sold               2,256,625,333        3,094,866,292

Dividends reinvested                                  618               1,788

Cost of shares redeemed                   (2,354,784,336)      (2,862,592,881)

INCREASE (DECREASE) IN NET ASSETS FROM
   BENEFICIAL INTEREST TRANSACTIONS         (98,158,385)          232,275,199

TOTAL INCREASE (DECREASE) IN NET ASSETS     (98,159,012)          232,271,416
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                           232,377,342             105,926

END OF PERIOD                                 134,218,330          232,377,342

SEE NOTES TO FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

The  following table describes the performance for the fiscal periods indicated.
Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.



                                                              Six Months Ended                       Year Ended March 31,
                                                            September 30, 2003             ----------------------------------------
                                                                   (Unaudited)              2003            2002          2001(a)
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                                      1.00              1.00           1.00            1.00

Investment Operations:

Investment income--net                                                     .006              .016           .030            .027

Distributions:

Dividends from investment income--net                                     (.006)            (.016)         (.030)          (.027)

Net asset value, end of period                                            1.00              1.00           1.00            1.00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                                          1.14(b)           1.59           3.08            6.11(b)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                                     --               .00(c)         .10             .10(b)

Ratio of net investment income
   to average net assets                                                  1.16(b)           1.45           2.96            6.04(b)

Decrease reflected in above expense
   ratios due to undertakings by
   The Dreyfus Corporation                                                 .10(b)            .10              --                --
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)                                  134,218           232,377            106             103

(A) FROM OCTOBER 16, 2000 (COMMENCEMENT OF OPERATIONS) TO MARCH 31, 2001.

(B) ANNUALIZED.

(C) AMOUNT REPRESENTS LESS THAN .01%.



SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

Dreyfus Institutional Preferred Plus Money Market Fund (the "fund") is a separate diversified series of Dreyfus Institutional Preferred Money Market Funds (the "Company"), which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund's investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The fund serves as an investment vehicle for certain other Dreyfus funds as well as for other institutional investors. At September 30, 2003, 100% of the fund' s outstanding shares were held by other Dreyfus funds. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation. Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

It is the fund's policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund' s financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.


(A) PORTFOLIO VALUATION: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the fund's Board of Trustees to represent the fair value of the fund's investments.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of discount and premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, the fund received net earnings credits of $14,189 during the period ended September 30, 2003, based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

(C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the fund to declare dividends daily from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that a net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain.

(D) FEDERAL INCOME TAXES: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $3,783 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to March 31, 2003. If not applied, the carryover expires in fiscal 2011.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

The tax character of distributions paid to shareholders during the fiscal year ended March 31, 2003 was all ordinary income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At September 30, 2003, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2--MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

(A) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10 of 1% of the value of the fund's average daily net assets and is payable monthly. The Manager has agreed to pay all of the fund' s expenses except the management fee, taxes, interest, brokerage fee and commissions and extraordinary expenses. The Manager had undertaken from April 1, 2003 through September 30, 2003 to waive its management fee. The reduction in management fee, pursuant to the undertaking, amounted to $120,326 during the period ended September 30, 2003.

(B) Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Each Board member who was not an "affiliated person" as defined in the Act received an annual fee of $60,000, an attendance fee of $7,500 for each in-person meeting. The Chairman of the Board receives an additional 25% of such compensation. Subject to the Company's Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status. These fees are allocated among the funds in the Fund Group in proportion to each fund's relative net assets.


                   For More Information

                        DREYFUS INSTITUTIONAL PREFERRED
                        PLUS MONEY MARKET FUND
                        200 Park Avenue
                        New York, NY 10166

                        MANAGER

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        CUSTODIAN

                        The Bank of New York
                        100 Church Street
                        New York, NY 10286

                        TRANSFER AGENT &
                        Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        200 Park Avenue
                        New York, NY 10166

                        DISTRIBUTOR

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request to info@dreyfus.com

ON THE INTERNET  Information can be viewed online or downloaded from:

http://www.dreyfus.com

(c) 2003 Dreyfus Service Corporation                                  286SA0903



ITEM 2.      CODE OF ETHICS.

            Not applicable.

ITEM 3.      AUDIT COMMITTEE FINANCIAL EXPERT.

            Not applicable.

ITEM 4.      PRINCIPAL ACCOUNTANT FEES AND SERVICES.

            Not applicable.

ITEM 5.      AUDIT COMMITTEE OF LISTED REGISTRANTS.

            Not applicable.

ITEM 6.      [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

            Not applicable.

ITEM 8.      [RESERVED]

ITEM 9.      CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

(a)(1)      Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.


                                  SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Preferred Money Market Funds
- Dreyfus Institutional Preferred Money Market Fund
- Dreyfus Institutional Preferred Plus Money Market Fund

By:   /s/ Stephen E. Canter
      ---------------------
      Stephen E. Canter
      President

Date:  November 21, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ Stephen E. Canter
      ---------------------
      Chief Executive Officer

Date:  November 21, 2003

By:   /s/ James Windels
      -----------------
      James Windels
      Chief Financial Officer

Date:  November 21, 2003

                                EXHIBIT INDEX

      (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

      (b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)